Segment Information - Schedule of Total Assets from Continuing Operations by Segments (Details) - Previously Reported [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment assets
Total segment assets	$ 21,351,630	$ 12,691,527	$ 10,633,513
Property and equipment, net
Total property and equipment, net	222,266	85,807	158,642
Right-of-use assets, net
Total right-of-use assets, net	405,984	653,730	624,945
EXTEND [Member]
Segment assets
Total segment assets	386,047	1,381,124	3,638,188
Property and equipment, net
Total property and equipment, net		577	11,708
Right-of-use assets, net
Total right-of-use assets, net	27,335	91,458	116,015
Other subsidiaries [Member]
Segment assets
Total segment assets	20,965,583	11,310,403	6,995,325
Property and equipment, net
Total property and equipment, net	222,266	85,230	146,934
Right-of-use assets, net
Total right-of-use assets, net	$ 378,649	$ 562,272	$ 508,930